CONVERTIBLE LOAN (Details)	Mar. 26, 2018 CNY (¥) shares	Dec. 16, 2016 USD ($)	Mar. 26, 2018 $ / shares	Dec. 16, 2016 CNY (¥)
Series A-3 Redeemable Convertible Preferred Shares
CONVERTIBLE LOAN
Number of shares issued on debt conversion | shares	10,119,329
Conversion price per share | $ / shares			$ 1.66
Convertible Loan
CONVERTIBLE LOAN
Convertible loan	¥ 181,112,874	$ 16,827,000		¥ 115,808,672
Debt term		1 year
Interest rate (in percent)		5.00%		5.00%
Percentage of entity valuation		80.00%		80.00%
Entity valuation | $		$ 260,400,000